SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF PERFORMANCE BASED ON OPERATING SEGMENTS REVENUS

	For the year ended December 31, 2022
	PRC and other subsidiaries	Ninjas in Pyjamas	Consolidated
Revenue	$65,835,111	$-	$65,835,111
Cost of revenue	(62,092,682)	-	(62,092,682)
Gross profit	3,742,429	-	3,742,429
Selling and marketing expenses	(5,494,665)	-	(5,494,665)
General and administrative expenses	(6,328,278)	-	(6,328,278)
Other income	1,635,047	-	1,635,047
Loss before tax	(6,445,467)	-	(6,445,467)

	For the year ended December 31, 2023
	PRC and other subsidiaries	Ninjas in Pyjamas	Consolidated
Revenue	$75,179,138	$8,489,303	$83,668,441
Cost of revenue	(72,014,675)	(4,455,080)	(76,469,755)
Gross profit	3,164,463	4,034,223	7,198,686
Selling and marketing expenses	(5,079,314)	(1,498,082)	(6,577,396)
General and administrative expenses	(13,027,899)	(2,245,332)	(15,273,231)
Other income (loss)	251,402	(58,165)	193,237
(Loss) profit before tax	(14,691,348)	232,644	(14,458,704)

	For the year ended December 31, 2024
	PRC and other subsidiaries	Ninjas in Pyjamas	Consolidated
Revenue	$81,671,464	$3,594,842	$85,266,306
Cost of revenue	(79,086,246)	(3,169,525)	(82,255,771)
Gross profit	2,585,218	425,317	3,010,535
Selling and marketing expenses	(6,731,281)	(1,399,496)	(8,130,777)
General and administrative expenses	(9,947,933)	(1,820,382)	(11,768,315)
Other income	1,587,144	246,333	1,833,477
Loss before tax	(12,506,852)	(2,548,228)	(15,055,080)

SCHEDULE OF ASSETS SEGMENTS

The total assets by segments as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
Segment assets
PRC and other subsidiaries	$123,007,801	$140,834,100
Ninjas in Pyjamas	190,831,754	171,732,266
Total segment assets	$313,839,555	$312,566,366

SCHEDULE OF INTANGIBLE ASSETS BY SEGMENTS

The intangible assets by segments as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
Intangible assets, net
PRC and other subsidiaries	$60,952,553	$61,913,339
Ninjas in Pyjamas	73,016,561	66,068,182
Total intangible assets, net	$133,969,114	$127,981,521

SCHEDULE OF GOODWILL BY SEGMENTS

The goodwill by segments as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
Goodwill
PRC and other subsidiaries	$28,975,408	$29,813,733
Ninjas in Pyjamas	112,426,919	102,096,027
Total goodwill	$141,402,327	$131,909,760